Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 6 – Income Taxes

The Company is subject to taxation in the United States, California and Australia. At December 31, 2021, the Company had federal, state, and foreign net operating loss (“NOL”) carryforwards of approximately $1,875,000, $1,875,000 and $680,000, respectively. The federal loss carryforwards generated after 2017 of approximately $1,270,000 will carryforward indefinitely and can be used to offset up to 80% of future annual taxable income, while those loss carryforwards generated prior to 2018 begin expiring in 2034, unless previously utilized. State loss carryforwards also begin expiring in 2034, unless previously utilized, while the Company’s foreign loss carryforward do not expire. The Company also has federal and California R&D credit carryforwards totaling $11,697 and $20,905, respectively. The Federal credits begin to expire in 2026, unless previously utilized, while the state credits do not expire. The Company also has foreign withholding tax carryforwards totaling $63,058 at December 31, 2021. The foreign withholding tax carryforward credit begins to expire in 2028, unless previously utilized.

The Company’s NOL and credit carryforwards to offset future taxable income may be subject to a substantial annual limitation as a result of ownership changes that could occur in the future pursuant to Internal Revenue Code Sections 382 and 383. These ownership changes may limit the amount of NOL and credit carryforwards that can be utilized to offset future taxable income and income tax, respectively. In general, an “ownership change” as defined by the tax code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percent of the outstanding stock of a company by certain stockholders or public groups.

The Company’s federal income tax returns from 2014 forward, state income tax returns from 2014 forward, and its Australian tax returns beginning in 2017 are subject to examination by tax authorities.

A reconciliation of the provision for income taxes to the amount computed by applying the statutory federal income tax rate to the loss from operations for the years ended December 31, 2021 and 2020 is as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020

Expected income tax benefit computed at the statutory rate	$(5,119,352)	$(237,366)
State income tax benefit, net of federal benefit, net of valuation allowance	-	-
Foreign rate differential	(6,232)
Foreign losses not benefited	32,407	37,278
Tax effect of:
Change in federal valuation allowance	299,385	17,151
Change in fair value of derivative liability	4,779,564	120,750
Other permanent items and tax credits	(2,491)	-
Other non-deductible expenses	22,732	79,734
Provision for income taxes	$6,013	$17,547

Net deferred tax assets are comprised of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Net operating losses	$739,168	$381,305
Foreign tax credits	63,058	57,045
Federal & state research credit carryforwards	32,602	19,430
Stock-based compensation	105,750	43,642
Valuation allowance	(940,578)	(501,422)
Net deferred tax assets	$-	$-

Realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use existing deferred tax assets. Based on the weight of available evidence, including the Company’s history of operating losses, management has determined that it is more likely than not that the Company’s net deferred tax assets will not be realized. Accordingly, a valuation allowance has been established by the Company to fully offset these net deferred tax assets.

For the years ended December 31, 2021 and 2020, domestic and foreign pre-tax losses were as follows:

	December 31, 2021	December 31, 2020

Loss before income taxes - Domestic	$24,253,224	$952,800
Loss before income taxes – Foreign	124,642	177,516
Loss before income taxes - Consolidated	$24,377,866	$1,130,316